AXA Equitable Life Insurance Company

SUPPLEMENT DATED NOVEMBER 19, 2012 TO THE CURRENT PROSPECTUS FOR RETIREMENT CORNERSTONE(R) SERIES
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information ("together the "Prospectus"), offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this supplement in conjunction with your Prospectus and retain it for future reference. This supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

A. NAME CHANGE

Effective on or about October 29, 2012, GUGGENHEIM VT Managed Futures Strategy Fund changed its name. The new name is GUGGENHEIM VT Global Managed Futures Strategy Fund. Therefore, all references to the GUGGENHEIM VT Managed Futures Strategy Fund in the Prospectus will be replaced with GUGGENHEIM VT Global Managed Futures Strategy Fund.

B. REVISED INVESTMENT OBJECTIVE

Effective on or about October 29, 2012, the Portfolio's investment objective was changed. Accordingly, in the table under "Portfolios of the Trusts" in "Contract features and benefits", the investment objective for the Portfolio has been deleted and replaced with the following:

--------------------------------------------------------------------------------------------------------
 RYDEX VARIABLE
 TRUST PORTFOLIO                                                          INVESTMENT MANAGER (OR
 NAME                OBJECTIVE                                            SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
GUGGENHEIM VT        Seeks to generate positive total returns over time.  .   Security Investors, LLC,
  GLOBAL MANAGED                                                              which operates under the
  FUTURES                                                                     name Guggenheim
  STRATEGY FUND                                                               Investment.

Security Investors, LLC, which operates under the name Guggenheim Investment will continue to be its Investment Manager.



Retirement Cornerstone(R) Series is issued by and is a registered service mark of
             AXA Equitable Life Insurance Company (AXA Equitable)
 Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC 1290
                  Avenue of the Americas, New York, NY 10104
                                Copyright 2012
           AXA Equitable Life Insurance Company All rights reserved.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                1290 AVENUE OF THE AMERICAS NEW YORK, NY 10104
                                (212) 554-1234

 RC 1.0, 11.0 and ADV                                Catalog No. 150056 (11/12)
 IM-14-12 (11/12)                                                       #437911
 IF AR